SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS	12 Months Ended
Mar. 31, 2024
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS

13. SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS

(a) Salaries, fees and benefits

Salaries, fees and benefits included in exploration and evaluation expenses and administration expenses are as follows:

	Years ended March 31,
	2024	2023	2022
Salaries, fees and benefits(1)	($)	($)	($)
Exploration and evaluation expenses	6,777,000	7,130,000	2,391,000
Administration expenses(2)	347,000	245,000	194,000
	7,124,000	7,375,000	2,585,000

(1)	rounded to the nearest thousand dollar
(2)	includes salaries and benefits included in office and administration expenses (Note 13(b)) and other salaries and benefits expenses classified as administration expenses

(b) Office and administration expenses

Office and administration expenses include the following:

	Years ended March 31,
	2024(1)	2023(1)	2022(1)
	($)	($)	($)
Salaries and Benefits	340,000	245,000	245,000
Data processing and retention	21,000	14,000	17,000
Insurance	26,000	34,000	30,000
Other office expenses	30,000	16,000	32,000
	417,000	309,000	324,000

(1) rounded to the nearest thousand dollar